WASATCH FUNDS, INC.

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap FundTM , Wasatch Global Opportunities FundTM , Wasatch Global Science & Technology Fund®, Wasatch Heritage Growth Fund® , Wasatch International Growth Fund® , Wasatch International Opportunities FundTM, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Strategic Income FundTM , Wasatch Ultra Growth Fund®, Wasatch-1st Source Income Equity Fund, Wasatch-1st Source Long/Short Fund, Wasatch-Hoisington U.S. Treasury Fund, and Wasatch-1st Source Income Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated March 31, 2010 to the

Prospectus dated January 31, 2010

This Supplement updates certain information contained in the Wasatch Funds Prospectus dated January 31, 2010. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

On February 11, 2010, a Special Meeting of Shareholders (“Shareholder Meeting”) of Wasatch Funds, Inc. (the “Company”) was held to vote on the proposals set forth below:

1.	To approve the election of Directors;

2.	To approve a new Advisory and Service Contract between the Company and Wasatch Advisors, Inc. (the “Advisor”);

3.	To approve a new Sub-Advisory Agreement between the Advisor and Hoisington Investment Management Company (“HIMCO”) with respect to the Wasatch-Hoisington U.S. Treasury Fund (the “U.S. Treasury Fund”);

4.	To approve a new Sub-Advisory Agreement between the Advisor and 1st Source Corporation Investment Advisors, Inc. (“1st Source”) with respect to the Wasatch-1st Source Income Fund (the “Income Fund”);

5.

To approve a proposed Agreement and Plan of Reorganization (“Reorganization Agreement”), pursuant to which each Fund of the Company would be reorganized as a separate series of Wasatch Funds Trust and the liquidation and dissolution of the Funds and the Company; and

6.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

At the February 11, 2010 Shareholder Meeting, the shareholders of each Fund approved the election of Directors. At that time, the Shareholder Meeting was adjourned and scheduled to reconvene on March 11, 2010 to allow further time to gather shareholder votes on the other proposals.

1

On March 11, 2010, the Shareholder Meeting reconvened. The shareholders of each Fund approved the new Advisory and Service Contract with the Advisor. The shareholders of the U.S. Treasury Fund approved the new Sub-Advisory Agreement with HIMCO. The shareholders of the Income Fund approved the new Sub-Advisory Agreement with 1st Source. In addition, the shareholders of the Funds of the Company approved the reorganization of the Company from a Minnesota corporation to a Massachusetts business trust pursuant to the Reorganization Agreement. The Reorganization will take effect as of the close of business on March 31, 2010. Accordingly, the disclosure changes described below are effective on March 31, 2010.

The references to “Wasatch Funds, Inc.” on the inside cover pages are replaced with “Wasatch Funds Trust”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

WASATCH FUNDS, INC.

Wasatch Core Growth Fund®, Wasatch Emerging Markets Small Cap FundTM , Wasatch Global Opportunities FundTM , Wasatch Global Science & Technology Fund®, Wasatch Heritage Growth Fund® , Wasatch International Growth Fund® , Wasatch International Opportunities FundTM, Wasatch Micro Cap Fund®, Wasatch Micro Cap Value Fund®, Wasatch Small Cap Growth Fund®, Wasatch Small Cap Value Fund®, Wasatch Strategic Income FundTM , Wasatch Ultra Growth Fund®, Wasatch-1st Source Income Equity Fund, Wasatch-1st Source Long/Short Fund, Wasatch-Hoisington U.S. Treasury Fund, and Wasatch-1st Source Income Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated March 31, 2010 to the

Statement of Additional Information dated January 31, 2010

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2010. You should retain this Supplement and the Statement of Additional Information for future reference. Copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling 800-551-1700.

On February 11, 2010, a Special Meeting of Shareholders (“Shareholder Meeting”) of Wasatch Funds, Inc. (the “Company”) was held to vote on the proposals set forth below:

1.	To approve the election of Directors;

2.	To approve a new Advisory and Service Contract between the Company and Wasatch Advisors, Inc. (the “Advisor”);

3.	To approve a new Sub-Advisory Agreement between the Advisor and Hoisington Investment Management Company (“HIMCO”) with respect to the Wasatch-Hoisington U.S. Treasury Fund (the “U.S. Treasury Fund”);

4.	To approve a new Sub-Advisory Agreement between the Advisor and 1st Source Corporation Investment Advisors, Inc. (“1st Source”) with respect to the Wasatch-1st Source Income Fund (the “Income Fund”);

5.

To approve a proposed Agreement and Plan of Reorganization (“Reorganization Agreement”), pursuant to which each Fund of the Company would be reorganized as a separate series of Wasatch Funds Trust and the liquidation and dissolution of the Funds and the Company; and

6.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

At the February 11, 2010 Shareholder Meeting, the shareholders of each Fund approved the election of Directors. At that time, the Shareholder Meeting was adjourned and scheduled to reconvene on March 11, 2010 to allow further time to gather shareholder votes on the other proposals.

On March 11, 2010, the Shareholder Meeting reconvened. The shareholders of each Fund approved the new Advisory and Service Contract with the Advisor. The shareholders of the U.S. Treasury Fund approved the new Sub-Advisory Agreement with HIMCO. The shareholders of the Income Fund approved the new Sub-Advisory Agreement with 1st Source. In addition, the shareholders of the Funds of the Company approved the reorganization of the Company from a Minnesota corporation to a Massachusetts business trust pursuant to the Reorganization Agreement. The Reorganization will take effect as of the close of business on March 31, 2010. Accordingly, the disclosure changes described below are effective on March 31, 2010.

1.	The first paragraph on page 1 of the SAI will be replaced in its entirety by:

WASATCH FUNDS TRUST (“Wasatch Funds” or the “Trust”) is an open-end management investment company issuing shares of Common Stock in 18 separate series or “Funds”, all of which are publicly offered and seventeen of which are described herein: Wasatch Core Growth Fund® (the “Core Growth Fund”), Wasatch Emerging Markets Small Cap Fund™ (the “Emerging Markets Small Cap Fund”), Wasatch Global Opportunities Fund™ (the “Global Opportunities Fund”), Wasatch Global Science & Technology Fund® (the “Global Science & Technology Fund”), Wasatch Heritage Growth Fund® (the “Heritage Growth Fund”), Wasatch International Growth Fund® (the “International Growth Fund”), Wasatch International Opportunities Fund™, (the “International Opportunities Fund”), Wasatch Micro Cap Fund® (the “Micro Cap Fund”), Wasatch Micro Cap Value Fund® (the “Micro Cap Value Fund”), Wasatch Small Cap Growth Fund® (the “Small Cap Growth Fund”), Wasatch Small Cap Value Fund® (the “Small Cap Value Fund”), Wasatch Strategic Income Fund™ (the “Strategic Income Fund”), Wasatch Ultra Growth Fund® (the “Ultra Growth Fund”), Wasatch-Hoisington U.S. Treasury Fund (the “U.S. Treasury Fund”), Wasatch–1st Source Income Fund (the “Income Fund”), Wasatch–1st Source Income Equity Fund (the “Income Equity Fund”) and Wasatch–1st Source Long/Short Fund (the “Long/Short Fund”).

2.	The following references in the SAI set forth in the first column shall be deleted in their entirety and replaced with the new references set forth in the second column:

Reference in SAI	New Reference in SAI
Wasatch Funds, Inc.	Wasatch Funds Trust
Company	Trust
Directors	Trustees

3.	The first three sentences of the first paragraph in the section entitled “GENERAL INFORMATION AND HISTORY” on page 3 of the SAI is hereby deleted and replaced in its entirety by:

Wasatch Funds was incorporated under Utah law on November 18, 1986, reincorporated as a Minnesota corporation in January 1998 and reorganized into a Massachusetts business trust on March 31, 2010.

4.	The trustee and officer chart in the section entitled “MANAGEMENT OF THE TRUST-Management Information” beginning on page 36 of the SAI is hereby supplemented with the following:

Name, Address and Age	Position(s) Held or to be Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen or to Be Overseen by Trustee	Other Directorships Held by Trustee[2]

Independent Trustee

Miriam M. Allison[3] 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 62	Trustee	Indefinite	Rancher since 2004. From 2001 to 2005, Chairman of UMB Fund Services, Inc.	18	Director, Northwestern Mutual Series Fund, Inc. (27 portfolios) Since 2006.

1.

A Trustee may serve until his/her death, resignation, removal or retirement. Each Independent Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 72 years.

2.

Directorships are those held by a Trustee in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the Investment Company Act of 1940, as amended.

3.

Ms. Allison previously owned shares of UMB Financial Corp., the parent company of UMB Fund Services, Inc., the Funds’ transfer agent. As of the date of this supplement, Ms. Allison no longer owns such shares.

5.	The Trustee ownership chart in the section entitled “MANAGEMENT OF THE TRUST-Trustee Fund Holdings” beginning on page 39 of the SAI is hereby supplemented with the following:

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen or to be Overseen by Trustees in Family of Investment Companies
Independent Trustee
Miriam M. Allison		Over $100,000
Small Cap Growth Fund	Over $100,000
International Opportunities Fund	$1-$10,000
Heritage Growth Fund	$1-$10,000
All other Funds	None

6.	The compensation chart in the section entitled “MANAGEMENT OF THE TRUST-Compensation” beginning on page 39 of the SAI is hereby supplemented with the following:

Name of Trustee	Aggregate Compensation from Trustee	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Trust and Fund Complex paid to Trustees

Independent Trustees

Miriam M. Allison*	$64,000	$64,000	$64,000

*

Compensation is estimated based on an annual retainer of $36,000, $14,000 for attendance at board meetings ($3,500 for attendance at each board meeting which is meets at least four times a year) and $14,000 for attendance at audit committee meetings ($3,500 for attendance at each audit committee meeting which meets at least four times a year).

7.

The fourth, fifth, sixth and seventh paragraphs of the “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” section beginning on page 44 of the SAI are hereby deleted in their entirety and replaced with the following:

Under the Advisory and Service Contract, each Fund pays the Advisor a monthly fee computed on average daily net assets as set forth below.

Fund	Annual Rate
Core Growth Fund	1.00%
Emerging Markets Small Cap Fund	1.75%
Global Opportunities Fund	1.95%
Global Science & Technology Fund	1.50%
Heritage Growth Fund	0.70%
Income Fund	0.55%
Income Equity Fund	0.90%
International Growth Fund	1.50%
International Opportunities Fund	1.95%
Long/Short Fund	1.10%
Micro Cap Fund	1.95%
Micro Cap Value Fund	1.95%
Small Cap Growth Fund	1.00%
Small Cap Value Fund	1.50%
Ultra Growth Fund	1.25%
U.S. Treasury Fund	0.50%

8.	The eleventh paragraph of the “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” section beginning on page 44 of the SAI is hereby deleted in its entirety and replaced with the following:

The Advisory and Service Contract will terminate automatically in the event of its assignment. In addition, the Advisory and Service Contract is terminable at any time, without penalty, by the Board of Trustees or by a vote of a majority of a Fund’s outstanding voting securities on 60 days’ written notice to the Advisor, or by the Advisor upon 60 days’ written notice to the other party. The Advisory and Service Contract shall continue in effect only so long as such continuance is specifically approved at least annually by either the Board of the Trust, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), provided that, in either event, such continuance is also approved by a vote of a majority of the Trustees who are not parties to such Agreement, or “interested persons” (as defined in the 1940 Act) of such parties, cast in person at a meeting called for the purpose of voting on such approval.

9.	The fifteenth paragraph of the “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” section beginning on page 44 of the SAI is hereby deleted in its entirety and replaced with the following:

For the fiscal years ended September 30, 2009, 2008 and 2007, the Advisor accrued the following management fees and waived a portion of its management fees as set forth below.

10.	The second paragraph of the “INVESTMENT ADVISORY AND OTHER SERVICES – Sub-Advisors” section beginning on page 49 of the SAI is hereby deleted in its entirety and replaced with the following:

Pursuant to a sub-advisory agreement entered into between the Advisor and Hoisington (“Hoisington Sub-Advisory Agreement”), and subject to the supervision of the Advisor, Hoisington directs the investment of the U.S. Treasury Fund’s assets and is responsible for the continuing management of the Fund’s assets, including the placement of purchase and sale orders on behalf of the Fund. The Hoisington Sub-Advisory Agreement provides that the Advisor shall pay Hoisington a monthly management fee computed at the annual rate of 0.02% of the Fund’s average daily net assets as long as and whenever the Fund has net assets less than $20 million and one-half (1/2) of the monthly fee the Advisor receives from the Fund under the Advisory and Service Contract as long as and whenever the Fund has net assets of $20 million or more. The Advisor retains the remainder of the advisory fee paid under the Advisory and Service Contract. The Sub-Advisor may reimburse the Advisor for certain expenses.

11.

The fourth and fifth paragraphs of the “INVESTMENT ADVISORY AND OTHER SERVICES – Sub-Advisors” section beginning on page 49 of the SAI are hereby deleted in their entirety and replaced with the following:

Pursuant to a sub-advisory agreement entered into between the Advisor and 1st Source (“1st Source Sub-Advisory Agreement” and, together with the Hoisington Sub-Advisory Agreement, the “Sub-Advisory Agreements”), and subject to the supervision of the Advisor, 1st Source directs the investment of the Income Fund’s assets and is responsible for the continuing management of the Fund’s assets, including the placement of purchase and sale orders on behalf of the Fund. Under the 1st Source Sub-Advisory Agreement between the Advisor and 1st Source, the Advisor has agreed to pay the Sub-Advisor a management fee, which is currently equal to 0.28% of the Income Fund’s average daily net assets. 1st Source may reimburse the Advisor for certain expenses.

Each Sub-Advisory Agreement will terminate automatically in the event of its assignment. In addition, each Sub-Advisory Agreement is terminable at any time, without penalty, by the Board of Trustees or by a vote of a majority of a Fund’s outstanding voting securities on 60 days’ written notice to the Advisor and the Sub-Advisor. Each Sub-Advisory Agreement may be terminated by the Advisor on 60 days’ written notice to a Sub-Advisor, or by a Sub-Advisor on 60 days’ written notice to the Advisor. Each Sub-Advisory Agreement shall continue in effect only so long as such continuance is specifically approved at least annually by either the Board of Trustees of the Trust, or by a vote of a majority (as defined in the 1940 Act) of the outstanding securities of a Fund, provided that, in either event, such continuance is also approved by a vote of a majority of the trustees who are not parties to such Agreements, or “interested persons” (as defined in the 1940 Act) of such parties, cast in person at a meeting called for the purpose of voting on such approval.

12.	The “CAPITAL STOCK AND OTHER SECURITIES” section on page 61 of the SAI is hereby deleted in its entirety and replaced with the following:

OTHER INFORMATION

Wasatch Funds is a business trust organized under Massachusetts law and it is a successor in interest to Wasatch Funds, Inc., incorporated under Utah law on November 18, 1986 and reincorporated as a Minnesota corporation in January 1998. Wasatch Funds is an open-end, registered management investment company under the 1940 Act.

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series, which may be divided into classes of shares. Under the Declaration of Trust, the number of authorized shares of each series and the number of shares of each series that may be issued shall be unlimited. Shares may be issued from time to time on such terms as the Trustees may deem advisable. The Trust shall have the right to refuse to issue shares at any time and for any reason or for no reason whatsoever.

The Trustees may divide or combine any issued or unissued shares of any series into a greater or lesser number; classify or reclassify any issued or unissued shares into one or more series; terminate any one or more series; change the name of a series; and take such other action with respect to the series as the Trustees may deem desirable. In addition, the Trustees shall have the full power and authority to establish additional series and classes of shares in the future, to change those series or classes and to determine the designations, rights, preferences, privileges, limitations, restrictions and such other relative terms as shall be determined by the Trustees from time to time. The Trustees may from time to time modify any of the relative rights, preferences, privileges, limitations, restrictions and other relative terms of a series established by the Trustees or redesignate any of the series without any action or consent of shareholders.

Shareholders have the power to vote on the election or removal of Trustees to the extent and as provided in the Declaration of Trust and on any additional matters relating to the Trust as may be required by law or as the Trustees may consider and determine necessary or desirable. Each whole share shall entitle the holder thereof to one vote as to any matter on which the holder is entitled to vote, and fractional share shall be entitled to a proportionate fractional vote. Cumulative voting is not permitted in the election of Trustees or on any other matter submitted to a vote of the shareholders. On any matter submitted to a vote of the shareholders of the Trust, all shares of all series and classes then entitled to vote shall be voted together, except that (i) when required by the 1940 Act to be voted by individual series or class, shares shall be voted by individual series or class, and (ii) when the Trustees have determined that the matter affects only the interests of shareholders of one or more series or classes, only shareholders of such one or more series or classes shall be entitled to vote thereon.

Each share of a series shall represent a beneficial interest in the net assets allocated or belonging to such series only, and such interest shall not extend to the assets of the Trust generally (except to the extent that General Assets, as defined in the Declaration of Trust, are allocated to such series), and shall be entitled to receive its pro rata share of the net assets of the series upon liquidation of the series as set forth in the Declaration of Trust. The shareholders shall not, as such holders, have any right to acquire, purchase, or subscribe for any shares or securities of the Trust that it may hereafter issue or sell, or have any preference, preemptive, appraisal, conversion or exchange rights, except as the Trustees may determine from time to time.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each note, bond, contract, instrument, certificate or undertaking entered into or executed by the Trust or Trustees. The Declaration of Trust provides that no personal liability for any debt, liability or obligation or expense incurred by, contracted for, or otherwise existing with respect to, the Trust or any series or class shall attach to any shareholder or former shareholder of the Trust. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally responsible for the obligations of the Trust. More specifically, the Declaration of Trust provides that in case any shareholder or former shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust or, if the Trust has more than one series, the applicable series, to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust or series arising hereunder to reimburse any shareholder for taxes paid by reason of such shareholder’s ownership of any shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust or applicable series shall, upon request by the shareholder or former shareholder, assume the defense of any claim made against the shareholder for any act or obligation of the Trust or applicable series and satisfy any judgment thereon.

The following are the eighteen series of the Trust, seventeen of which are described in this SAI:

Wasatch Core Growth Fund®
Wasatch Emerging Markets Small Cap Fund™
Wasatch Global Opportunities Fund™
Wasatch Global Science & Technology Fund®
Wasatch Heritage Growth Fund®
Wasatch Heritage Value Fund®
Wasatch International Growth Fund®
Wasatch International Opportunities Fund™
Wasatch Micro Cap Fund®
Wasatch Micro Cap Value Fund®
Wasatch Small Cap Growth Fund®
Wasatch Small Cap Value Fund®
Wasatch Strategic Income Fund™
Wasatch Ultra Growth Fund®
Wasatch-Hoisington U.S. Treasury Fund
Wasatch-1st Source Income Fund
Wasatch-1st Source Income Equity Fund
Wasatch-1st Source Long/Short Fund

The Trust is not required to hold annual shareholder meetings. Meetings of shareholders of the Trust or of any series shall be called by order of the Trustees upon written request of shareholders holding shares representing in the aggregate not less than one-third of the voting power of the outstanding shares entitled to vote on the matters specified in such written request provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders. No special meeting need be called upon the request of shareholders entitled to cast less than a majority of all votes entitled to be cast at that meeting to consider any matter which is substantially the same as a matter voted on at any meeting of the shareholders during the preceding twelve months.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

Wasatch Heritage Value FundTM

(the “Heritage Value Fund”)

Supplement dated March 31, 2010 to the

Prospectus dated January 31, 2010

The Supplement updates certain information contained in the Heritage Value Fund Prospectus dated January 31, 2010. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.wasatchfunds.com or calling us at 800.551.1700.

On February 11, 2010, a Special Meeting of Shareholders (“Shareholder Meeting”) of Wasatch Funds, Inc. (the “Company”) was held to vote on the proposals set forth below:

1.	To approve the election of Directors;

2.	To approve a new Advisory and Service Contract between the Company and Wasatch Advisors, Inc. (the “Advisor”);

3.

To approve a proposed Agreement and Plan of Reorganization (“Reorganization Agreement”), pursuant to which each Fund of the Company would be reorganized as a separate series of Wasatch Funds Trust and the liquidation and dissolution of the Funds and the Company; and

4.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

At the February 11, 2010 Shareholder Meeting, the shareholders of the Fund approved the election of Directors. At that time, the Shareholder Meeting was adjourned and scheduled to reconvene on March 11, 2010 to allow further time to gather shareholder votes on the other proposals.

On March 11, 2010, the Shareholder Meeting reconvened. The shareholders of the Heritage Value Fund approved the new Advisory and Service Contract with the Advisor. In addition, the shareholders of each Fund of the Company approved the reorganization of the Company from a Minnesota corporation to a Massachusetts business trust pursuant to the Reorganization Agreement. The Reorganization will take effect as of the close of business on March 31, 2010. Accordingly, the disclosure changes described below are effective on March 31, 2010.

The references to “Wasatch Funds, Inc.” on the inside cover pages are replaced with “Wasatch Funds Trust”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WASATCH FUNDS, INC.

Wasatch Heritage Value FundTM

(the “Heritage Value Fund”)

Supplement dated March 31, 2010 to the

Statement of Additional Information

dated January 31, 2010

This Supplement updates certain information contained in the Wasatch Heritage Value Fund Statement of Additional Information dated January 31, 2010. You should retain this Supplement and the Statement of Additional Information (the “SAI”) for future reference. Copies of the Statement of Additional Information may be obtained free of charge by visiting our web site at www.wasatchfunds.com or by calling 800-551-1700.

On February 11, 2010, a Special Meeting of Shareholders (“Shareholder Meeting”) of Wasatch Funds, Inc. (the “Company”) was held to vote on the proposals set forth below:

1.	To approve the election of Directors;

2.	To approve a new Advisory and Service Contract between the Company and Wasatch Advisors, Inc. (the “Advisor”);

3.

To approve a proposed Agreement and Plan of Reorganization (“Reorganization Agreement”), pursuant to which each Fund of the Company would be reorganized as a separate series of Wasatch Funds Trust and the liquidation and dissolution of the Funds and the Company; and

4.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

At the February 11, 2010 Shareholder Meeting, the shareholders of the Fund approved the election of Directors. At that time, the Shareholder Meeting was adjourned and scheduled to reconvene on March 11, 2010 to allow further time to gather shareholder votes on the other proposals.

On March 11, 2010 the Shareholder Meeting reconvened. The shareholders of the Heritage Value Fund approved the new Advisory and Service Contract with the Advisor. In addition, the shareholders of each Fund of the Company approved the reorganization of the Company from a Minnesota corporation to a Massachusetts business trust pursuant to the Reorganization Agreement. The Reorganization will take effect as of the close of business on March 31, 2010. Accordingly, the disclosure changes described below are effective on March 31, 2010.

1.	The first paragraph on page 1 of the SAI will be replaced in its entirety by:

WASATCH FUNDS TRUST (“Wasatch Funds” or the “Trust”) is an open-end management investment company issuing shares of beneficial interest in 18 separate series or “Funds”, all of which are publicly offered and one of which is described herein: Wasatch Heritage Value Fund™, (the “Heritage Value Fund” or the “Fund”).

2.	The following references in the SAI set forth in the first column below shall be deleted in their entirety and replaced with the new references set forth in the second column:

Reference in SAI	New Reference in SAI
Wasatch Funds, Inc.	Wasatch Funds Trust
Company	Trust
Director/Directors	Trustee/Trustees

3.	The first paragraph in the section entitled “GENERAL INFORMATION AND HISTORY” on page 3 of the SAI is hereby deleted and replaced in its entirety by:

Wasatch Funds was incorporated under Utah law on November 18, 1986, reincorporated as a Minnesota corporation in January 1998 and reorganized into a Massachusetts business trust on March 31, 2010. The Heritage Value Fund commenced operations on August 30, 2007.

4.	The trustee and officer chart in the section entitled “MANAGEMENT OF THE TRUST-Management Information” beginning on page 31 of the SAI is hereby supplemented with the following:

Name, Address and Age	Position(s) Held or to be Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen or to Be Overseen by Trustee	Other Directorships Held by Trustee[2]

Independent Trustee

Miriam M. Allison[3] 150 Social Hall Ave. 4th Floor Salt Lake City, UT 84111 Age 62	Trustee	Indefinite	Rancher since 2004. From 2001 to 2005, Chairman of UMB Fund Services, Inc.	18	Director, Northwestern Mutual Series Fund, Inc. (27 portfolios) Since 2006.

1.

A Trustee may serve until his/her death, resignation, removal or retirement. Each Independent Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 72 years.

2.

Directorships are those held by a Trustee in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the Investment Company Act of 1940, as amended.

3.

Ms. Allison previously owned shares of UMB Financial Corp., the parent company of UMB Fund Services, Inc., the Funds’ transfer agent. As of the date of this supplement, Ms. Allison no longer owns such shares.

5.	The Trustee ownership chart in the section entitled “MANAGEMENT OF THE TRUST-Trustee Fund Holdings” beginning on page 32 of the SAI is hereby supplemented with the following:

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen or to be Overseen by Trustees in Family of Investment Companies
Independent Trustee
Miriam M. Allison		Over $100,000
Small Cap Growth Fund	Over $100,000
International Opportunities Fund	$1-$10,000
Heritage Growth Fund	$1-$10,000
All other Funds	None

2

6.	The compensation chart in the section entitled “MANAGEMENT OF THE TRUST-Compensation” beginning on page 33 of the SAI is hereby supplemented with the following:

Name of Trustee	Aggregate Compensation from Trustee	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Trust and Fund Complex paid to Trustees
Independent Trustees

Miriam M. Allison*	$64,000	$64,000	$64,000

*

Compensation is estimated based on an annual retainer of $36,000, $14,000 for attendance at board meetings ($3,500 for attendance at each board meeting which is meets at least four times a year) and $14,000 for attendance at audit committee meetings ($3,500 for attendance at each audit committee meeting which meets at least four times a year).

7.

The fourth, fifth, sixth and seventh paragraphs of the “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” section beginning on page 34 of the SAI are hereby deleted in their entirety and replaced with the following:

Under an Advisory and Service Contract approved by shareholders on March 11, 2010, the Fund will pay the Advisor a monthly fee computed on average daily net assets. The Heritage Value Fund will pay the Advisor at the annual rate of 0.70%. The management fee is computed and accrued daily and are payable monthly. The management fees paid by certain other Wasatch Funds are higher than the management fees charged by many mutual funds.

8.	The tenth paragraph of the “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” section beginning on page 34 of the SAI is hereby deleted in its entirety and replaced with the following:

The Advisory and Service Contract will terminate automatically in the event of its assignment. In addition, the Advisory and Service Contract is terminable at any time, without penalty, by the Board of Trustees or by a vote of a majority of a Fund’s outstanding voting securities on 60 days’ written notice to the Advisor, or by the Advisor upon 60 days’ written notice to the other party. The Advisory and Service Contract shall continue in effect only so long as such continuance is specifically approved at least annually by either the Board of the Trust, or by a vote of a majority of the outstanding securities of the Fund (as defined in the 1940 Act), provided that, in either event, such continuance is also approved by a vote of a majority of the Trustees who are not parties to such Agreement, or “interested persons” (as defined in the 1940 Act) of such parties, cast in person at a meeting called for the purpose of voting on such approval.

3

9.	The “CAPITAL STOCK AND OTHER SECURITIES” section on page 43 of the SAI is hereby deleted in its entirety and replaced with the following:

OTHER INFORMATION

Wasatch Funds is a business trust organized under Massachusetts law and it is a successor in interest to Wasatch Funds, Inc., incorporated under Utah law on November 18, 1986 and reincorporated as a Minnesota corporation in January 1998. Wasatch Funds is an open-end, registered management investment company under the 1940 Act.

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series, which may be divided into classes of shares. Under the Declaration of Trust, the number of authorized shares of each series and the number of shares of each series that may be issued shall be unlimited. Shares may be issued from time to time on such terms as the Trustees may deem advisable. The Trust shall have the right to refuse to issue shares at any time and for any reason or for no reason whatsoever.

The Trustees may divide or combine any issued or unissued shares of any series into a greater or lesser number; classify or reclassify any issued or unissued shares into one or more series; terminate any one or more series; change the name of a series; and take such other action with respect to the series as the Trustees may deem desirable. In addition, the Trustees shall have the full power and authority to establish additional series and classes of shares in the future, to change those series or classes and to determine the designations, rights, preferences, privileges, limitations, restrictions and such other relative terms as shall be determined by the Trustees from time to time. The Trustees may from time to time modify any of the relative rights, preferences, privileges, limitations, restrictions and other relative terms of a series established by the Trustees or redesignate any of the series without any action or consent of shareholders.

Shareholders have the power to vote on the election or removal of Trustees to the extent and as provided in the Declaration of Trust and on any additional matters relating to the Trust as may be required by law or as the Trustees may consider and determine necessary or desirable. Each whole share shall entitle the holder thereof to one vote as to any matter on which the holder is entitled to vote, and fractional share shall be entitled to a proportionate fractional vote. Cumulative voting is not permitted in the election of Trustees or on any other matter submitted to a vote of the shareholders. On any matter submitted to a vote of the shareholders of the Trust, all shares of all series and classes then entitled to vote shall be voted together, except that (i) when required by the 1940 Act to be voted by individual series or class, shares shall be voted by individual series or class, and (ii) when the Trustees have determined that the matter affects only the interests of shareholders of one or more series or classes, only shareholders of such one or more series or classes shall be entitled to vote thereon.

Each share of a series shall represent a beneficial interest in the net assets allocated or belonging to such series only, and such interest shall not extend to the assets of the Trust generally (except to the extent that General Assets, as defined in the Declaration of Trust, are allocated to such series), and shall be entitled to receive its pro rata share of the net assets of the series upon liquidation of the series as set forth in the Declaration of Trust. The shareholders shall not, as such holders, have any right to acquire, purchase, or subscribe for any shares or securities of the Trust that it may hereafter issue or sell, or have any preference, preemptive, appraisal, conversion or exchange rights, except as the Trustees may determine from time to time.

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Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each note, bond, contract, instrument, certificate or undertaking entered into or executed by the Trust or Trustees. The Declaration of Trust provides that no personal liability for any debt, liability or obligation or expense incurred by, contracted for, or otherwise existing with respect to, the Trust or any series or class shall attach to any shareholder or former shareholder of the Trust. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally responsible for the obligations of the Trust. More specifically, the Declaration of Trust provides that in case any shareholder or former shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust or, if the Trust has more than one series, the applicable series, to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust or series arising hereunder to reimburse any shareholder for taxes paid by reason of such shareholder’s ownership of any shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust or applicable series shall, upon request by the shareholder or former shareholder, assume the defense of any claim made against the shareholder for any act or obligation of the Trust or applicable series and satisfy any judgment thereon.

The following are the eighteen series of the Trust, of which only the Heritage Value Fund is described in this SAI:

Wasatch Core Growth Fund®
Wasatch Emerging Markets Small Cap Fund™
Wasatch Global Opportunities Fund™
Wasatch Global Science & Technology Fund®
Wasatch Heritage Growth Fund®
Wasatch Heritage Value Fund®
Wasatch International Growth Fund®
Wasatch International Opportunities Fund™
Wasatch Micro Cap Fund®
Wasatch Micro Cap Value Fund®
Wasatch Small Cap Growth Fund®
Wasatch Small Cap Value Fund®
Wasatch Strategic Income Fund™
Wasatch Ultra Growth Fund®
Wasatch-Hoisington U.S. Treasury Fund
Wasatch-1st Source Income Fund
Wasatch-1st Source Income Equity Fund
Wasatch-1st Source Long/Short Fund

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The Trust is not required to hold annual shareholder meetings. Meetings of shareholders shall be called upon the order of the Trustees upon written request of the shareholders holding shares representing in the aggregate not less than one-third of the voting power of the outstanding shares entitled to vote on the matters specified in such written request provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders. No special meeting need be called upon the request of shareholders entitled to cast less than a majority of all votes entitled to be cast at that meeting to consider any matter which is substantially the same as a matter voted on at any meeting of the shareholders during the preceding twelve months.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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